SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) segment	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($) segment
SEGMENT INFORMATION
Number of operating segments | segment	3		3	3
Number of reportable segments | segment	3		3	3
Assets	$ 441,115		$ 405,066	$ 650,248
Segment information
Revenue	99,925	$ 78,839	302,399	535,577
Income (loss) before taxes	(12,174)	(25,484)	(314,472)	(81,569)
Depreciation and amortization	21,650	26,776	97,107	107,712
Capital Expenditures	14,010	21,368	36,326	48,686
Loss from operations	(12,508)	(21,551)	(298,973)	(68,773)
Other income (expense), net	1,064	(566)	629	893
Water Solutions
SEGMENT INFORMATION
Assets	357,168		324,171	560,064
Segment information
Revenue	78,765	62,309	241,766	427,592
Income (loss) before taxes	(7,672)	(17,499)	(282,019)	(52,757)
Depreciation and amortization	17,548	21,922	81,051	89,271
Capital Expenditures	11,955	20,787	34,458	34,724
Accommodations and Rentals
SEGMENT INFORMATION
Assets	39,247		38,874	52,890
Segment information
Revenue	9,543	8,596	27,367	53,677
Income (loss) before taxes	(2,403)	(1,695)	(10,930)	(486)
Depreciation and amortization	2,672	2,829	10,841	11,475
Capital Expenditures	713	500	1,580	10,555
Wellsite Completion and Construction Services
SEGMENT INFORMATION
Assets	31,598		29,994	35,384
Segment information
Revenue	12,267	8,081	34,094	56,299
Income (loss) before taxes	(248)	(1,192)	(4,108)	(3,003)
Depreciation and amortization	984	1,391	5,215	6,702
Capital Expenditures	1,342	81	288	3,407
Elimination
Segment information
Revenue	(650)	(147)	(828)	(1,991)
Corporate
SEGMENT INFORMATION
Assets	13,102		12,027	1,910
Segment information
Income (loss) before taxes	(2,185)	(1,165)	(1,916)	(12,527)
Depreciation and amortization	446	634		264
Material reconciling items
Segment information
Loss from operations	(10,323)	(20,386)	(297,057)	(56,246)
Interest expense, net	(730)	(3,367)	(16,128)	(13,689)
Other income (expense), net	$ 1,064	$ (566)	$ 629	$ 893